Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
INCOME TAX

NOTE 9. INCOME TAX

The Company’s net deferred tax assets are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	838,918	412,939
Total deferred tax assets	838,918	412,939
Valuation allowance	(838,918)	(412,939)
Deferred tax assets, net of allowance	$—	$—

The income tax provision consists of the following:

	December 31, 2023	December 31, 2022
Federal
Current	$653,044	$759,647
Deferred	(425,978)	(201,748)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	425,978	201,748
Income tax provision	$653,044	$759,647

As of December 31, 2023 and 2022, the Company had $0 and $0 U.S. federal and state net operating loss carryovers available to offset future taxable income, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2023 and 2022, the change in the valuation allowance were $425,978 and $201,748, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrants	(48.9)%	(14.1)%
Transaction costs associated with the Initial Public Offering	0.0%	0.0%
Change in fair value of convertible promissory note – related party	0.0%	(1.7)%
Change in valuation allowance	(52.3)%	1.9%
Income tax provision	(80.2)%	7.1%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.